Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Securities held-to-maturity, fair value	$ 28,290	$ 0
Allowance for loan losses	$ 3,890	$ 3,152	$ 2,789
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Shares Authorized	5,000,000	5,000,000	0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	25,000,000	25,000,000	14,612,800
Common Stock, Shares, Issued	9,838,435	9,826,435	5,715,950
Common Stock, Shares, Outstanding	9,838,435	9,826,435	5,691,686
Treasury stock, shares		0	24,265